Document And Entity Information	Feb. 26, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 26, 2026
Entity Registrant Name	National CineMedia, Inc.
Entity Central Index Key	0001377630
Entity Emerging Growth Company	false
Entity File Number	001-33296
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5665602
Entity Address, Address Line One	6300 S. Syracuse Way, Suite 300
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(303)
Local Phone Number	792-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NCMI
Security Exchange Name	NASDAQ
Amendment Description	This amendment to the Current Report on Form 8-K furnished by National CineMedia, Inc. on February 26, 2026 (the "Original 8-K") is being furnished to correct a scrivener's error in the press release, which was previously furnished as Exhibit 99.1 to the Original 8-K. The scrivener's error related to the ESA Party Total Screens as of January 1, 2026. This Form 8-K/A includes appropriate corrections to the Original 8-K as it should have been filed, as set forth below, including replacing the Press Release filed as Exhibit 99.1. No other changes have been made to the Original 8-K.